SEGMENT REPORTING - Revenue From Ocwen (Details) - Ocwen - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Concentration risk	31.00%	54.00%
Operating Segment | Servicer and Real Estate
Concentration Risk [Line Items]
Concentration risk	49.00%	64.00%
Operating Segment | Origination
Concentration Risk [Line Items]
Concentration risk	0.00%	0.00%
Corporate And Eliminations
Concentration Risk [Line Items]
Concentration risk	0.00%	32.00%